INVENTORY	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORY
7.	INVENTORY

	2012	2011

Materials	$4,551	$3,447
Customer support inventory	724	864
Work in progress	745	857
	$6,020	$5,168

During the year ended December 31, 2012, the Company wrote down $290 (2011 - $415) of inventory and recorded an inventory provision for slow moving and obsolete inventory of $145 (2011 - $291).